Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepayment on inventory not received	$ 1,440	$ 0	$ 225,979
Prepaid expenses	109,187	140,676	113,600
Value added tax receivable	173,348	158,200	83,602
Security deposit	16,941	16,346	7,394
Purchase deposits		0	1,507
Prepaid expenses and other current assets	$ 300,916	$ 315,222	$ 432,082